Fair values of financial assets and financial liabilities	6 Months Ended
Mar. 31, 2019
Fair values of financial assets and financial liabilities
Fair values of financial assets and financial liabilities

Note 13. Fair values of financial assets and liabilities

Fair Valuation Control Framework

The Group uses a Fair Valuation Control Framework where the fair value is either determined or validated by a function independent of the transaction. This framework formalises the policies and procedures used to achieve compliance with relevant accounting, industry and regulatory standards. The framework includes specific controls relating to:

•	the revaluation of financial instruments;
•	independent price verification;
•	fair value adjustments; and
•	financial reporting.

A key element of the Framework is the Revaluation Committee, comprising senior valuation specialists from within the Group. The Revaluation Committee reviews the application of the agreed policies and procedures to assess that a fair value measurement basis has been applied.

The method of determining fair value differs depending on the information available.

Fair value hierarchy

A financial instrument’s categorisation within the valuation hierarchy is based on the lowest level input that is significant to the fair value measurement.

The Group categorises all fair value instruments according to the hierarchy described as follows.

Valuation techniques

The Group applies market accepted valuation techniques in determining the fair valuation of over the counter (OTC) derivatives. This includes credit valuation adjustments (CVA) and funding valuation adjustments (FVA), which incorporate credit risk and funding costs and benefits that arise in relation to uncollateralised derivative positions, respectively.

The specific valuation techniques, the observability of the inputs used in valuation models and the subsequent classification for each significant product category are outlined as follows:

Level 1 instruments

The fair value of financial instruments traded in active markets based on recent unadjusted quoted prices. These prices are based on actual arm’s length basis transactions.

The valuations of Level 1 instruments require little or no management judgement.

Instrument	Balance sheet category	Includes:	Valuation

Exchange traded products	Derivatives	Exchange traded interest rate futures and options and commodity, energy and carbon futures	All these instruments are traded in liquid, active markets where prices are readily observable. No modelling or assumptions are used in the valuation.
Foreign exchange products	Derivatives	FX spot and futures contracts
Equity products	Derivatives Trading securities and financial assets measured at FVIS Other financial liabilities	Listed equities and equity indices
Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/ Investment securities Other financial liabilities	Australian Commonwealth and New Zealand government bonds
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities	Listed equities, exchange traded derivatives and short sale of listed equities within controlled managed investment schemes

Level 2 instruments

The fair value for financial instruments that are not actively traded are determined using valuation techniques which maximise the use of observable market prices. Valuation techniques include:

•	the use of market standard discounting methodologies;
•	option pricing models; and
•	other valuation techniques widely used and accepted by market participants.

Instrument	Balance sheet category	Includes:	Valuation
Interest rate products	Derivatives	Interest rate and inflation swaps, swaptions, caps, floors, collars and other non-vanilla interest rate derivatives

Industry standard valuation models are used to calculate the expected future value of payments by product, which is discounted back to a present value. The model’s interest rate inputs are benchmark interest rates and active broker quoted interest rates in the swap, bond and future markets. Interest rate volatilities are sourced from brokers and consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Foreign exchange products	Derivatives	FX swap, FX forward contracts, FX options and other non-vanilla FX derivatives	Derived from market observable inputs or consensus pricing providers using industry standard models.

Other credit products	Derivatives	Single Name and Index credit default swaps (CDS)

Valued using an industry standard model that incorporates the credit spread as its principal input. Credit spreads are obtained from consensus data providers. If consensus prices are not available, these are classified as Level 3 instruments.

Commodity products	Derivatives	Commodity, energy and carbon derivatives

Valued using industry standard models.

The models calculate the expected future value of deliveries and payments and discounts them back to a present value. The model inputs include forward curves, volatilities implied from market observable inputs, discount curves and underlying spot and futures prices. The significant inputs are market observable or available through a consensus data service. If consensus prices are not available, these are classified as Level 3 instruments.

Equity products	Derivatives	Exchange traded equity options, OTC equity options and equity warrants	Due to low liquidity exchange traded options are Level 2. Valued using industry standard models based on observable parameters such as stock prices, dividends, volatilities and interest rates.

Asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/ Investment securities	Australian residential mortgage backed securities (RMBS) denominated in Australian dollar and other asset backed securities (ABS)

Valued using an industry approach to value floating rate debt with prepayment features. Australian RMBS are valued using prices sourced from a consensus data provider. If consensus prices are not available these are classified as Level 3 instruments.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/ Investment securities Other financial liabilities	State and other government bonds, corporate bonds and commercial paper Security repurchase agreements and reverse repurchase agreements over non-asset backed debt securities	Valued using observable market prices, which are sourced from independent pricing services, broker quotes or inter-dealer prices.
Loans at fair value	Loans	Fixed rate bills and syndicated loans	Discounted cash flow approach, using a discount rate which reflects the terms of the instrument and the timing of cash flows, adjusted for creditworthiness, or expected sale amount.
Certificates of deposit	Deposits and other borrowings	Certificates of deposit	Discounted cash flow using market rates offered for deposits of similar remaining maturities.
Debt issues at fair value	Debt issues	Debt issues	Discounted cash flows, using a discount rate which reflects the terms of the instrument and the timing of cash flows adjusted for market observable changes in Westpac’s implied credit worthiness.
Life insurance assets and liabilities	Life insurance assets Life insurance liabilities

Corporate bonds, over the counter derivatives, units in unlisted unit trusts, life insurance contract liabilities, life investment contract liabilities and external liabilities of managed investment schemes controlled by statutory life funds

Valued using observable market prices or other widely used and accepted valuation techniques utilising observable market input.

Level 3 instruments

Financial instruments valued where at least one input that could have a significant effect on the instrument’s valuation is not based on observable market data due to illiquidity or complexity of the product. These inputs are generally derived and extrapolated from other relevant market data and calibrated against current market trends and historical transactions.

These valuations are calculated using a high degree of management judgement.

Instrument	Balance sheet category	Includes:	Valuation
Asset backed debt instruments	Trading securities and financial assets measured at FVIS	Collateralised loan obligations

As prices for these securities are not available from a consensus provider these are revalued based on third party revaluations (lead manager or inter-dealer). Due to their illiquidity and/or complexity they are classified as Level 3 assets.

Non-asset backed debt instruments	Trading securities and financial assets measured at FVIS Available-for-sale securities/ Investment securities	Offshore non-asset backed debt instruments and debt securities issued via private placement	These securities are evaluated by an independent pricing service or based on third party revaluations. Due to their illiquidity and/or complexity these are classified as Level 3 assets.

Equity investments	Trading securities and Financial assets measured at FVIS Available-for-sale securities/ Investment securities	Investments in unlisted funds, boutique investment management companies, and strategic equity investments

Valued using valuation techniques appropriate to the investment, including the use of recent arm’s length transactions where available, discounted cash flow approach, reference to the net assets of the entity or to the most recent fund unit pricing.

Due to their illiquidity, complexity and/or use of unobservable inputs into valuation models, they are classified as Level 3 assets.

The following table summarises the attribution of financial instruments measured at fair value to the fair value hierarchy[1]:

$m
As at 31 March 2019	Level 1	Level 2	Level 3	Total
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	10,039	19,037	231	29,307
Derivative financial instruments	10	21,735	20	21,765
Investment securities	10,796	56,816	112	67,724
Loans	-	394	19	413
Life insurance assets	1,255	8,119	-	9,374
Total financial assets measured at fair value on a recurring basis	22,100	106,101	382	128,583
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	43,119	-	43,119
Other financial liabilities (at fair value)	211	4,715	-	4,926
Derivative financial instruments	10	23,344	30	23,384
Debt issues (at fair value)	-	3,934	-	3,934
Life insurance liabilities	-	7,503	-	7,503
Total financial liabilities measured at fair value on a recurring basis	221	82,615	30	82,866

As at 30 Sept 2018
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	8,958	13,844	330	23,132
Derivative financial instruments	20	24,066	15	24,101
Available-for-sale securities	11,996	48,504	619	61,119
Loans[2]	-	546	-	546
Life insurance assets	1,345	8,105	-	9,450
Total financial assets measured at fair value on a recurring basis	22,319	95,065	964	118,348
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	41,178	-	41,178
Other financial liabilities (at fair value)	496	3,801	-	4,297
Derivative financial instruments	76	24,325	6	24,407
Debt issues (at fair value)	-	3,355	-	3,355
Life insurance liabilities	-	7,597	-	7,597
Total financial liabilities measured at fair value on a recurring basis	572	80,256	6	80,834

As at 31 March 2018
Financial assets measured at fair value on a recurring basis
Trading securities and financial assets measured at FVIS	5,578	15,524	491	21,593
Derivative financial instruments	30	26,862	12	26,904
Available-for-sale securities	11,350	52,924	583	64,857
Loans[2]	-	914	-	914
Life insurance assets	2,681	7,800	-	10,481
Total financial assets measured at fair value on a recurring basis	19,639	104,024	1,086	124,749
Financial liabilities measured at fair value on a recurring basis
Deposits and other borrowings (at fair value)	-	45,337	-	45,337
Other financial liabilities (at fair value)	375	5,215	-	5,590
Derivative financial instruments	22	24,038	6	24,066
Debt issues (at fair value)	-	4,031	-	4,031
Life insurance liabilities	-	8,763	-	8,763
Total financial liabilities measured at fair value on a recurring basis	397	87,384	6	87,787

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

2  As at 30 September 2018, loans measured at fair value were restated from $3,250 million to $546 million (31 March 2018: from $3,789 million to $914 million).

Analysis of movements between Fair Value Hierarchy Levels[1]

This table summarises the changes in financial instruments measured at fair value derived from non-market observable valuation techniques (Level 3):

	Half Year March 19
	Trading
	securities and
	financial
	assets				Total		Total
	measured	Available-for-	Investment		Level 3		Level 3
$m	at FVIS	sale securities	securities	Other[2]	assets	Derivatives	liabilities
Balance as at 1 October 2018	330	619	-	15	964	6	6
Impact on adoption of AASB 9	4	(619)	109	14	(492)	-	-
Restated opening balance	334	-	109	29	472	6	6
Gains/(losses) on assets and (gains)/losses on liabilities recognised in:
Income statements	26	-	-	5	31	4	4
Other comprehensive income	-	-	-	-	-	-	-
Acquisitions and issues	47	-	9	8	64	3	3
Disposals and settlements	(183)	-	(6)	(1)	(190)	(1)	(1)
Transfers into or out of non-market observables	-	-	-	(2)	(2)	18	18
Foreign currency translation impacts	7	-	-	-	7	-	-
Balance as at 31 March 2019	231	-	112	39	382	30	30
Unrealised gains/(losses) recognised in the income statement for financial instrument held as at 31 March 2019	24	-	-	8	32	(7)	(7)

Transfers into and out of Level 3 have occurred due to changes in observability in the significant inputs into the valuation models used to determine the fair value of the related financial instruments. Transfers in and transfers out are reported using the end of period fair values.

Significant unobservable inputs

Sensitivities to reasonably possible changes in non-market observable valuation assumptions would not have a material impact on the Group’s reported results.

Day one profit or loss

The closing balance of unrecognised day one profit for the period was $4 million (30 September 2018: $4 million profit).

[1]

The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018. Statutory comparatives have not been restated. Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail. In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

[2]	Other is comprised of derivative financial assets and certain loans.

Financial instruments not measured at fair value[1]

The following table summarises the estimated fair value of financial instruments not measured at fair value for the Group:

	As at 31 March 2019		As at 30 Sept 2018		As at 31 March 2018
	Carrying	Fair	Carrying	Fair	Carrying	Fair
$m	amount	value	amount	value	amount	value
Financial assets not measured at fair value
Cash and balances with central banks	19,486	19,486	26,788	26,788	21,932	21,932
Collateral paid	6,103	6,103	4,787	4,787	3,835	3,835
Investment securities	812	812	-	-	-	-
Loans[2]	713,884	714,341	709,144	709,446	700,479	700,780
Other financial assets	6,444	6,444	5,517	5,517	6,035	6,035
Total financial assets not measured at fair value	746,729	747,186	746,236	746,538	732,281	732,582
Financial liabilities not measured at fair value
Collateral received	1,889	1,889	2,184	2,184	3,331	3,331
Deposits and other borrowings	511,888	512,544	518,107	518,791	502,399	503,095
Other financial liabilities	24,087	24,087	23,808	23,808	24,160	24,160
Debt issues[3]	184,825	185,423	169,241	170,060	170,107	171,221
Loan capital	16,736	16,655	17,265	17,438	18,333	18,571
Total financial liabilities not measured at fair value	739,425	740,598	730,605	732,281	718,330	720,378

A detailed description of how fair value is derived for financial instruments not measured at fair value is disclosed in Note 23 of the 2018 Annual Report.

[1]  The Group has adopted AASB 9 Financial Instruments and AASB 15 Revenue from Contracts with Customers from 1 October 2018.  Statutory comparatives have not been restated.  Refer to Note 1 in Section 4 for further detail. However, where applicable, cash earnings comparatives (excluding expected credit loss provisioning) have been restated to aid comparability. Refer to the cash earnings policy in Section 3.0 for further detail.  In addition, during First Half 2019, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Both statutory and cash earnings comparatives have been restated. Refer to Note 1 in Section 4 for further detail.

2  As at 30 September 2018, loans measured at amortised cost were restated from $706,440 million to $709,144 million (31 March 2018: from $697,604 million to $700,479 million). Accordingly, the fair value estimates were also restated from $706,742 million to $709,446 million (31 March 2018: from $697,905 million to $700,780 million).

[3]  The estimated fair value of debt issues includes the impact of changes in Westpac’s credit spreads since origination.